Other income (expense)	12 Months Ended
Oct. 31, 2022
Financial Instruments [Abstract]
Other income (expense)	Other income (expense)
The following table summarizes the Company's other income (expense):

For the years ended October 31,	2022	2021	2020
Interest income on short-term investments	$7.0	$0.1	$—
Interest income	7.0	0.1	—

Interest expense and accretion on convertible debt	(15.0)	(1.2)	—
Interest expense and accretion on promissory notes	—	(0.1)	—
Interest expense and accretion on loans	—	(1.3)	—
Interest expense on leases	(2.2)	(0.4)	(0.2)
Other finance costs	(0.2)	—	(0.3)
Foreign exchange gains (losses)	0.4	(0.8)	0.4
Interest expense and other costs	(17.0)	(3.8)	(0.1)

Fair value gain (loss) on embedded derivatives	31.3	(1.3)	—
Fair value gain (loss) on warrants	36.2	(33.8)	—
Fair value gain (loss) on restricted share units	—	(3.2)	(0.1)
Gains (losses) on financial instruments	67.5	(38.3)	(0.1)

Excess of fair value over consideration transferred related to business combination	—	(152.7)	—

Excess of fair value over consideration transferred	—	(152.7)	—
Total	$57.5	$(194.7)	$(0.2)